Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	September 30, 2023	March 31, 2023
Assets:
Cash and cash equivalents	$812	$3,259
Restricted cash	20	819
Investments, at fair value	457,548	491,859
Other assets	5,542	5,891

Total Assets of VIEs	$463,922	$501,828

Liabilities:
Accounts payable and accrued expense	$1,820	$1,945
Other liabilities	108	132
Customer ExAlt Trusts loan payable, net	48,660	52,129

Total Liabilities of VIEs	$50,588	$54,206

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(138,441)	(118,299)
Accumulated other comprehensive income	391	9,900

Total Equity of VIEs	$(141,494)	$(111,843)

The consolidated statements of comprehensive income (loss) for the periods presented includes the following amounts from these consolidated VIEs.

	Three Months Ended September 30,		Six Months Ended September 30,
(Dollars in thousands)	2023	2022	2023	2022
Revenues
Investment income (loss), net	$(13)	$(17,099)	$487	$(42,216)
Loss on financial instruments, net	(41,875)	(16,391)	(43,679)	(16,402)
Interest and dividend income	2	10	10	14

Total revenues	(41,886)	(33,480)	(43,182)	(58,604)
Operating expenses
Interest expense	1,794	1,965	3,668	4,294
Provision for credit losses	—	—	—	12,607
Professional services	885	2,374	2,146	2,956
Other expenses	26	—	383	600

Total operating expenses	2,705	4,339	6,197	20,457

Net income (loss)	$(44,591)	$(37,819)	$(49,379)	$(79,061)

Net income (loss) attributable to noncontrolling interests	$(3,592)	$(72,843)	$(17,458)	$(101,554)

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Assets:
Cash and cash equivalents	$3,259	$10,024
Restricted cash	819	5,517
Investments, at fair value	491,859	659,921
Other assets	5,891	3,361

Total Assets of VIEs	$501,828	$678,823

Liabilities:
Accounts payable and accrued expense	$1,945	$5,350
Other liabilities	132	479
Customer ExAlt Trusts loan payable, net	52,129	65,674

Total Liabilities of VIEs	$54,206	$71,503

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(118,299)	982
Accumulated other comprehensive income (loss)	9,900	(1,326)

Total Equity of VIEs	$(111,843)	$(3,788)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs.

(Dollars in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenues
Investment income (loss), net	$(54,010)	$(10,811)	$15,534	$132,620
(Gain) loss on financial instruments, net	(35,085)	(44,661)	29,512	(15,838)
Interest income	54	—	7,110	1,798

Total revenues	(89,041)	(55,472)	52,156	118,580
Operating expenses
Interest expense	8,956	1,046	—	4,675
Provision for credit losses	13,843	4,774	14,319	—
Professional services	5,032	—	350	—
Other expenses	1,905	1,860	695	502

Total operating expenses	29,736	7,680	15,364	5,177

Net income (loss)	$(118,777)	$(63,152)	$36,792	$113,403

Net income (loss) attributable to noncontrolling interests	$(117,861)	$(55,229)	$(30,513)	$47,582